UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		704-644-5548
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	February 13, 2007

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	68
Form 13F Information Table Value Total: $170,963

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
3M Co			COM		88579Y101	574	7364	SH		SOLE			7364
Abbott Laboratories	COM		002824100	2812	57730	SH		SOLE			57730
Abraxis Bioscience  	COM		00383E106	3555	130033	SH		SOLE			130033
Accenture Ltd		CL A		G1150G111	2770	75015	SH		SOLE			75015
Adobe Sys Inc.		COM		00724F101	4732	115071	SH		SOLE			115071
Aflac Inc		COM		001055102	2039	44328	SH		SOLE			44328
Allied Irish Banks      ADR		019228402	521	8576	SH		SOLE			8576
Amer Intl Group Inc	COM		026874107	1988	27744	SH		SOLE			27744
Anglo Amern PLC		ADR		03485P102	303	12407	SH		SOLE			12407
Applied Materials Inc	COM		038222105	549	29762	SH		SOLE			29762
Axa SA Each Repstg	ADR		054536107	2150	53302	SH		SOLE			53302
BB&T Corp		COM		054937107	1636	37260	SH		SOLE			37260
Berkley W R Corp 	COM		084423102	1727	50054	SH		SOLE			50054
BHP Billiton LTD	ADR		088606108	1996	50206	SH		SOLE			50206
Biomet Inc		COM		090613100	1691	40972	SH		SOLE			40972
Broadcom Corp    	CL A		111320107	5346	165458	SH		SOLE			165458
Canon Inc Adr New	ADR		138006309	2254	39834	SH		SOLE			39834
China Mobile Hong K	ADR		16941M109	3962	91668	SH		SOLE			91668
Cisco Sys Inc		COM		17275R102	5272	192902	SH		SOLE			192902
Conco Phillips		COM		20825C104	3443	47856	SH		SOLE			47856
Credit Suisse Group	ADR		225401108	615	8804	SH		SOLE			8804
Ctrip.Com Intl Ltd	ADR		22943F100	2825	45293	SH		SOLE			45293
Ecolab Inc		COM		278865100	1723	38116	SH		SOLE			38116
Emerson Electric Co	COM		291011104	1960	44453	SH		SOLE			44453
Encana Corp		COM		292505104	3499	76150	SH		SOLE			76150
Express Scripts Inc	COM		302182100	3226	45060	SH		SOLE			45060
Focus Media Holding	ADR		34415V109	2385	35927	SH		SOLE			35927
General Dynamics	COM		369550108	4344	58439	SH		SOLE			58439
Gilead Sciences Inc	COM		375558103	3860	59452	SH		SOLE			59452
Goldcorp Inc New	COM		380956409	3373	118608	SH		SOLE			118608
Goldman Sachs Group	COM		38141G104	5239	26283	SH		SOLE			26283
Heartland Express	COM		422347104	1776	118226	SH		SOLE			118226
Hsbc Hldgs Plc          ADR		404280406	1486	16217	SH		SOLE			16217
Infosys Technologie	ADR		456788108	753	13808	SH		SOLE			13808
Intuitive Surgical  	COM		46120E602	3674	38308	SH		SOLE			38308
Itt Inds Inc		COM		450911102	2075	36523	SH		SOLE			36523
Jabil Circuit Inc	COM		466313103	3818	155501	SH		SOLE			155501
Joy Global Inc		COM		481165108	3605	74586	SH		SOLE			74586
Kookmin BK New Spon	ADR		50049M109	1949	24166	SH		SOLE			24166
Kubota Ltd		ADR		501173207	2003	43103	SH		SOLE			43103
Kyocera Corp		ADR		501556203	2141	22560	SH		SOLE			22560
Maxim Integrated Pr	COM		57772K101	3720	121496	SH		SOLE			121496
Mitsubishi Ufj Finl	ADR		606822104	2096	168350	SH		SOLE			168350
Morgan Stanley		COM		617446448	5081	62405	SH		SOLE			62405
Nokia Corp ADR		ADR		654902204	3220	158453	SH		SOLE			158453
Nomura Hldgs Inc Sp	ADR		65535H208	2505	132271	SH		SOLE			132271
Nutri Sys Inc New	COM		67069D108       4632	73078	SH		SOLE			73078
Oil Sts Intl Inc        COM		678026105	1760	54612	SH		SOLE			54612
Patterson Cos Inc	COM		703395103	1405	39578	SH		SOLE			39578
Pro Shares TR Ultra 	COM		74347R206       689	8500	SH		SOLE			8500
Qualcomm Inc		COM		747525103	3913	103558	SH		SOLE			103558
Quality Sys Inc		COM		747582104	4089	109707	SH		SOLE			109707
Research in Motion	COM		760975102	6221	48685	SH		SOLE			48685
Rio Tinto Plc		ADR		767204100	340	1600	SH		SOLE			1600
Roper Industries	COM		776696106	218	4340	SH		SOLE			4340
SAP AG 			ADR		803054204	2290	43126	SH		SOLE			43126
SGL Carbon AG		ADR		784188203	161	14163	SH		SOLE			14163
Shire Pharmaceutica	COM		82481R106	228	3690	SH		SOLE			3690
SK Telcom Co LTD AD	COM		78440P108	2154	81351	SH		SOLE			81351
SLM Corp 		COM		78442P106       1316	26984	SH		SOLE			26984
Smith & Nephew Plc	ADR		83175M205	1808	34542	SH		SOLE			34542
Stryker Corp		COM		863667101	1714	31108	SH		SOLE			31108
Sunoco Inc		COM		86764P109	3379	54198	SH		SOLE			54198
Sysco Corp		COM		871829107	2525	68692	SH		SOLE			68692
Taiwan Semiconductor	ADR		874039100	168	15385	SH		SOLE			15385
TNT N V			ADR		87260W101	2838	65882	SH		SOLE			65882
Valero Energy		COM		91913Y100	2951	57686	SH		SOLE			57686
Varian Medical Syst	COM		92220P105	3893	81833	SH		SOLE			81833

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